Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events
Subsequent Events
11.	Subsequent Events

On May 11, 2026, the Company’s wholly owned subsidiary, Swarmer Estonia OÜ, a private limited company organized under the laws of Estonia, entered into a Master Supplier Agreement (the “MB MSA”) with Meta Bureau LLC (“MB”) for the use of the Company’s proprietary software in MB’s quadcopter bombers and other unmanned aerial vehicles pursuant to three licenses. The MB MSA includes initial lump-sum license fees in an aggregate amount of approximately $2.9 million, ongoing support services, and has an initial term of one year, which term shall automatically renew for successive one-year periods subject to termination upon 30 days written notice. The MB MSA also provides for additional software upgrades upon MB’s election with additional fees of up to approximately $10.4 million upon any such election in full.

14.	Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through February 19, 2026, the issuance date of these consolidated financial statements and has not identified any requiring disclosure except as noted below.

Series A convertible preferred stock

During January 2026, the Company sold 558,116 shares of Series A-1 convertible preferred stock at a price of $6.2711 per share for gross proceeds of $3.5 million.

Forward Stock Split

On February 18, 2026, the Company’s board of directors approved an amendment to the Company’s certificate of incorporation providing a 1.8813-for-1 forward stock split of the Company’s issued and outstanding common stock. In connection with the amendment to the Company’s certificate of incorporation for the forward stock split, the Company increased the number of shares of common stock authorized to 25,000,000 shares of common stock. The forward stock split became effective on February 18, 2026. The accompanying consolidated financial statements and notes to the consolidated statements give retroactive effect to the forward stock split for all periods presented.

Following the forward stock split, each share of the Company’s preferred stock is convertible into common stock at the following conversion prices per share:

Series A-1:	3.3334
Series A-2:	0.2975
Series A-3:	0.5000
Series A-4:	1.1667
Series A-5:	1.2499
Series A-6:	2.6663